FINANCIAL RISK MANAGEMENT (Details 17) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	S/ 164,444,879	S/ 150,222,600
Financial liabilities, at fair value	139,633,721	128,626,451
Financial assets	32,862,001	27,819,106
Financial liabilities	13,415,843	15,127,999
Not measured at fair value [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	154,363,008	145,793,702
Financial liabilities, at fair value	131,489,247	120,064,277
Financial assets	154,126,299	145,952,198
Financial liabilities	130,876,794	119,331,401
Deposits and obligations [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	97,170,411	85,916,387
Financial liabilities	97,170,411	85,916,387
Payables from repurchase agreements [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	13,415,843	15,127,999
Financial liabilities	13,415,843	15,127,999
Due to Banks and correspondents and other entities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	8,034,990	7,615,935
Financial liabilities	7,996,889	7,493,916
Bank acceptances liabilities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	532,034	491,139
Financial liabilities	532,034	491,139
Payable to reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	235,185	233,892
Financial liabilities	235,185	233,892
Bond and notes issued [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	8,830,070	8,137,945
Financial liabilities	8,255,718	7,527,088
Other liabilitie [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	3,270,714	2,540,980
Financial liabilities	3,270,714	2,540,980
Cash and due from banks [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	23,221,987	16,645,769
Financial assets	23,221,987	16,645,769
Cash collateral reverse repurchase [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	7,480,420	10,919,624
Financial assets	7,480,420	10,919,624
Held-to-maturity investments [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	4,650,082	5,215,704
Financial assets	4,413,373	5,118,420
Loans, net [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	115,346,836	110,137,973
Financial assets	115,346,836	110,393,753
Premiums and other policies receivable [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	656,829	643,224
Financial assets	656,829	643,224
Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	715,695	454,187
Financial assets	715,695	454,187
Bank acceptances assets [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	532,034	491,139
Financial assets	532,034	491,139
Other asset [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	1,759,125	1,286,082
Financial assets	1,759,125	1,286,082
Level 1 of fair value hierarchy [member] | Not measured at fair value [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	4,088,520	5,215,704
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Deposits and obligations [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Payables from repurchase agreements [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Due to Banks and correspondents and other entities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Bank acceptances liabilities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Payable to reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Bond and notes issued [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Other liabilitie [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Cash and due from banks [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Cash collateral reverse repurchase [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Held-to-maturity investments [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	4,088,520	5,215,704
Level 1 of fair value hierarchy [member] | Loans, net [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Premiums and other policies receivable [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Bank acceptances assets [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Other asset [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 2 of fair value hierarchy [member] | Not measured at fair value [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	150,274,488	140,577,998
Financial liabilities, at fair value	131,489,247	120,064,277
Level 2 of fair value hierarchy [member] | Deposits and obligations [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	97,170,411	85,916,387
Level 2 of fair value hierarchy [member] | Payables from repurchase agreements [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	13,415,843	15,127,999
Level 2 of fair value hierarchy [member] | Due to Banks and correspondents and other entities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	8,034,990	7,615,935
Level 2 of fair value hierarchy [member] | Bank acceptances liabilities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	532,034	491,139
Level 2 of fair value hierarchy [member] | Payable to reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	235,185	233,892
Level 2 of fair value hierarchy [member] | Bond and notes issued [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	8,830,070	8,137,945
Level 2 of fair value hierarchy [member] | Other liabilitie [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	3,270,714	2,540,980
Level 2 of fair value hierarchy [member] | Cash and due from banks [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	23,221,987	16,645,769
Level 2 of fair value hierarchy [member] | Cash collateral reverse repurchase [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	7,480,420	10,919,624
Level 2 of fair value hierarchy [member] | Held-to-maturity investments [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	561,562	0
Level 2 of fair value hierarchy [member] | Loans, net [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	115,346,836	110,137,973
Level 2 of fair value hierarchy [member] | Premiums and other policies receivable [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	656,829	643,224
Level 2 of fair value hierarchy [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	715,695	454,187
Level 2 of fair value hierarchy [member] | Bank acceptances assets [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	532,034	491,139
Level 2 of fair value hierarchy [member] | Other asset [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	1,759,125	1,286,082
Level 3 of fair value hierarchy [member] | Not measured at fair value [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Deposits and obligations [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Payables from repurchase agreements [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Due to Banks and correspondents and other entities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Bank acceptances liabilities [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Payable to reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Bond and notes issued [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Other liabilitie [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Cash and due from banks [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Cash collateral reverse repurchase [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Held-to-maturity investments [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Loans, net [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Premiums and other policies receivable [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Accounts receivable from reinsurers and coinsurers [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Bank acceptances assets [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Other asset [Member]
Disclosure of detailed information about comparison between carrying amounts and fair value of financial instruments which are not measured at fair value [Line Items]
Financial assets, at fair value	S/ 0	S/ 0